Consolidated Statements of Operations In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2008 Leased And Operated Hotel Costs Personnel Costs [Member] CNY	Dec. 31, 2010 General and Administrative Expense [Member] USD ($)	Dec. 31, 2010 General and Administrative Expense [Member] CNY	Dec. 31, 2009 General and Administrative Expense [Member] CNY	Dec. 31, 2008 General and Administrative Expense [Member] CNY
Revenues:
Leased-and-operated hotels	$ 440,978	2,910,458	2,453,105	1,771,762
Franchised-and-managed hotels	38,909	256,799	147,535	99,779
Total revenues	479,887	3,167,257	2,600,640	1,871,541
Less: Business tax and related surcharges	(28,975)	(191,232)	(158,975)	(111,870)
Net revenues	450,912	2,976,025	2,441,665	1,759,671
Leased-and-operated hotel costs -
Rents and utilities	(132,653)	(875,510)	(797,944)	(643,694)
Personnel costs	(76,728)	(506,406)	(461,949)	(337,837)
Depreciation and amortization	(46,801)	(308,888)	(281,543)	(190,698)
Consumables food and beverage	(26,251)	(173,256)	(172,467)	(143,555)
Others	(47,077)	(310,705)	(275,186)	(182,284)
Total leased-and-operated hotel costs	(329,510)	(2,174,765)	(1,989,089)	(1,498,068)
Sales and marketing expenses	(5,039)	(33,257)	(30,462)	(27,161)
General and administrative expenses	(36,002)	(237,610)	(180,480)	(152,648)
Total operating costs and expenses	(370,551)	(2,445,632)	(2,200,031)	(1,677,877)
Income from operations	80,361	530,393	241,634	81,794
Interest income	1,432	9,454	6,686	32,023
Interest expense	(307)	(2,024)	(10,983)	(28,136)
Issuance costs for convertible notes	(6,448)	(42,559)
Loss on change in fair value of convertible notes	(1,370)	(9,040)
Gain on buy-back of convertible bonds	376	2,480	69,327	103,291
Other non-operating income	3,367	22,223	16,248	10,971
Foreign exchange loss, net	(659)	(4,350)	(286)	(65,524)
Income before income tax expense and noncontrolling interests	76,752	506,577	322,626	134,419
Income tax expenses	(21,207)	(139,969)	(62,166)	(28,107)
Net income	55,545	366,608	260,460	106,312
Less: Net income attributable to noncontrolling interests	(1,077)	(7,109)	(4,457)	(5,087)
Net income attributable to Home Inns' shareholders	54,468	359,499	256,003	101,225
Earnings per share
Basic	$ 0.67	4.45	3.37	1.43
Diluted	$ 0.64	4.23	2.34	0.04
Weighted average ordinary shares outstanding
Basic	80,846,617	80,846,617	75,922,589	70,863,336
Diluted	84,747,102	84,747,102	80,895,112	78,037,433
Share-based compensation expense was included in the statement of operations as follows:
Share-based compensation expense					11	$ 8,072	53,272	32,009	24,833